FINANCIAL RISK MANAGEMENT (Market Risk Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,146,414	$ 1,031,865
Weighted Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings	8.46%	6.21%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 600	$ 3,300
Net investments exposed to volatility in exchange rate, amount	2,700,000
Reasonably possible change in risk variable, impact on equity	$ (6,100)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Argentine peso (ARS) | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (1,300)	(200)
Mexican peso (MXN) | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 3,100	2,600
Colombian peso (COP) | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 200	900
Brazilian real (BRL) | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 5,300	(400)
Borrowings - Floating Rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	18,300	12,100
Borrowings	$ 1,065,900	$ 736,800
Borrowings, percentage of total borrowings	49.70%	71.40%
Borrowings - Floating Rate | Argentine peso (ARS)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 0	$ 5
Borrowings - Floating Rate | Mexican peso (MXN)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	0	13,339
Borrowings - Floating Rate | Colombian peso (COP)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	0	38,934
Borrowings - Floating Rate | Brazilian real (BRL)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 456,846	$ 0